GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ 6,711,537	$ 37,685,163